EQUITY - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance	€ 6,156	€ 6,564	€ 6,685
Closing balance	€ 6,025	€ 6,156	€ 6,564
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	456	475	485
Beginning balance	€ 5	€ 5	€ 5
Issuance of Shares (in shares)	2	2	3
Cancellation of Shares (in shares)	(3)	(21)	(13)
Cancellation of Shares			€ 0
Closing balance	€ 5	€ 5	€ 5
Ending balance (in shares)	455	456	475